Distribution Income from Operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Income from operations	$ 91,720	$ 85,658
Ireland
Segment Reporting Information [Line Items]
Income from operations	69,810	63,968
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	5,168	3,699
U.S.
Segment Reporting Information [Line Items]
Income from operations	11,802	10,499
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 4,940	$ 7,492